Interim Condensed Consolidated Statements of Financial Position (Parenthetical) $ in Thousands	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Line Items]
Allowances for doubtful accounts | $	$ 6,445		$ 6,051
Ordinary share, authorized	25,000,000		25,000,000
Ordinary shares, issued	15,308,381		15,307,402
Ordinary shares, outstanding	14,739,761		14,738,782
Number of treasury shares outstanding	568,620		568,620
NIS [Member]
Statement of Financial Position [Line Items]
Ordinary shares par value | ₪ / shares		₪ 1		₪ 1